CASH COLLATERAL, REVERSE REPURCHASE AGREEMENTS AND SECURITIES BORROWING AND PAYABLES FROM REPURCHASE AGREEMENTS AND SECURITIES LENDING (Details 2) - PEN (S/) S/ in Thousands		12 Months Ended
		Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017
Disclosure of Cash Collateral, Reverse Repurchase Agreements And Securities Borrowings And Payables From Repurchase Agreements And Security Lendings [Line Items]
Financial liabilities		S/ 9,415,357	S/ 139,747,905	S/ 13,415,843
Payables from repurchase agreements and security lendings [Member]
Disclosure of Cash Collateral, Reverse Repurchase Agreements And Securities Borrowings And Payables From Repurchase Agreements And Security Lendings [Line Items]
Financial liabilities, at fair value		S/ 10,049,889		S/ 13,934,677
Instruments issued by the Colombian Government [Member]
Disclosure of Cash Collateral, Reverse Repurchase Agreements And Securities Borrowings And Payables From Repurchase Agreements And Security Lendings [Line Items]
Description of presentation currency		Colombian pesos
Borrowings, interest rate		5.97%		6.62%
Financial liabilities		S/ 1,234,763		S/ 1,291,621
Financial liabilities, at fair value		S/ 1,235,472		S/ 1,292,272
Instruments issued by the Chilean Government [Member]
Disclosure of Cash Collateral, Reverse Repurchase Agreements And Securities Borrowings And Payables From Repurchase Agreements And Security Lendings [Line Items]
Description of presentation currency		Chilean pesos
Borrowings, interest rate		0.26%		0.25%
Financial liabilities		S/ 24,912		S/ 103,040
Financial liabilities, at fair value		S/ 27,529		S/ 103,040
Other instruments [Member]
Disclosure of Cash Collateral, Reverse Repurchase Agreements And Securities Borrowings And Payables From Repurchase Agreements And Security Lendings [Line Items]
Borrowings, interest rate		1.88%		0.23%
Financial liabilities		S/ 210,892		S/ 146,382
Financial liabilities, at fair value		214,051		146,382
Debt instruments [Member]
Disclosure of Cash Collateral, Reverse Repurchase Agreements And Securities Borrowings And Payables From Repurchase Agreements And Security Lendings [Line Items]
Financial liabilities	[1]	7,944,790		11,874,800
Financial liabilities, at fair value	[1]	8,572,837		12,392,983
Not later than three days [Member]
Disclosure of Cash Collateral, Reverse Repurchase Agreements And Securities Borrowings And Payables From Repurchase Agreements And Security Lendings [Line Items]
Financial liabilities		329,150		258,107
Not later than three days [Member] | Instruments issued by the Colombian Government [Member]
Disclosure of Cash Collateral, Reverse Repurchase Agreements And Securities Borrowings And Payables From Repurchase Agreements And Security Lendings [Line Items]
Financial liabilities		0		0
Not later than three days [Member] | Instruments issued by the Chilean Government [Member]
Disclosure of Cash Collateral, Reverse Repurchase Agreements And Securities Borrowings And Payables From Repurchase Agreements And Security Lendings [Line Items]
Financial liabilities		24,912		103,040
Not later than three days [Member] | Other instruments [Member]
Disclosure of Cash Collateral, Reverse Repurchase Agreements And Securities Borrowings And Payables From Repurchase Agreements And Security Lendings [Line Items]
Financial liabilities		144,668		146,146
Not later than three days [Member] | Debt instruments [Member]
Disclosure of Cash Collateral, Reverse Repurchase Agreements And Securities Borrowings And Payables From Repurchase Agreements And Security Lendings [Line Items]
Financial liabilities	[1]	159,570		8,921
Later than three and not later than thirty days [Member]
Disclosure of Cash Collateral, Reverse Repurchase Agreements And Securities Borrowings And Payables From Repurchase Agreements And Security Lendings [Line Items]
Financial liabilities		1,663,064		1,339,567
Later than three and not later than thirty days [Member] | Instruments issued by the Colombian Government [Member]
Disclosure of Cash Collateral, Reverse Repurchase Agreements And Securities Borrowings And Payables From Repurchase Agreements And Security Lendings [Line Items]
Financial liabilities		1,231,639		1,291,621
Later than three and not later than thirty days [Member] | Instruments issued by the Chilean Government [Member]
Disclosure of Cash Collateral, Reverse Repurchase Agreements And Securities Borrowings And Payables From Repurchase Agreements And Security Lendings [Line Items]
Financial liabilities		0		0
Later than three and not later than thirty days [Member] | Other instruments [Member]
Disclosure of Cash Collateral, Reverse Repurchase Agreements And Securities Borrowings And Payables From Repurchase Agreements And Security Lendings [Line Items]
Financial liabilities		66,224		0
Later than three and not later than thirty days [Member] | Debt instruments [Member]
Disclosure of Cash Collateral, Reverse Repurchase Agreements And Securities Borrowings And Payables From Repurchase Agreements And Security Lendings [Line Items]
Financial liabilities	[1]	365,201		47,946
Later than thirty days [Member]
Disclosure of Cash Collateral, Reverse Repurchase Agreements And Securities Borrowings And Payables From Repurchase Agreements And Security Lendings [Line Items]
Financial liabilities		7,423,143		11,818,169
Later than thirty days [Member] | Instruments issued by the Colombian Government [Member]
Disclosure of Cash Collateral, Reverse Repurchase Agreements And Securities Borrowings And Payables From Repurchase Agreements And Security Lendings [Line Items]
Financial liabilities		3,124		0
Later than thirty days [Member] | Instruments issued by the Chilean Government [Member]
Disclosure of Cash Collateral, Reverse Repurchase Agreements And Securities Borrowings And Payables From Repurchase Agreements And Security Lendings [Line Items]
Financial liabilities		0		0
Later than thirty days [Member] | Other instruments [Member]
Disclosure of Cash Collateral, Reverse Repurchase Agreements And Securities Borrowings And Payables From Repurchase Agreements And Security Lendings [Line Items]
Financial liabilities		0		236
Later than thirty days [Member] | Debt instruments [Member]
Disclosure of Cash Collateral, Reverse Repurchase Agreements And Securities Borrowings And Payables From Repurchase Agreements And Security Lendings [Line Items]
Financial liabilities	[1]	S/ 7,420,019		S/ 11,817,933

[1]	At December 31, 2018, and 2017, the Group has repurchase agreements secured with: (i) cash, see Note 5(a), and (ii) investments, see Note 6(b).